CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net profit	$ 519,530	$ 266,471	$ 154,075
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(15,761)	(27,595)	(18,995)
Change in employees plan assets and benefit obligations, net of taxes	(222)	(938)	709
Unrealized gain (loss) on derivatives and marketable securities	4,769	(690)	(859)
Comprehensive income	508,316	237,248	134,930
Comprehensive loss attributable to non-controlling interest	4,780	7,667	3,708
Comprehensive income attributable to the Company	$ 513,096	$ 244,915	$ 138,638